ORGANIZATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION	ORGANIZATION
MTCH Separation:
On December 19, 2019, IAC/InterActiveCorp ("Old IAC") entered into a Transaction Agreement (as amended as of April 28, 2020 and June 22, 2020, the "Transaction Agreement") with Match Group, Inc. ("Old MTCH"), IAC Holdings, Inc. ("New IAC" or the "Company"), a direct wholly owned subsidiary of Old IAC, and Valentine Merger Sub LLC, an indirect wholly owned subsidiary of Old IAC. On June 30, 2020, the businesses of Old MTCH were separated from the remaining businesses of Old IAC through a series of transactions that resulted in the pre-transaction stockholders of Old IAC owning shares in two, separate public companies—(1) Old IAC, which was renamed Match Group, Inc. ("New Match") and which owns the businesses of Old MTCH and certain Old IAC financing subsidiaries, and (2) New IAC, which was renamed IAC/InterActiveCorp, and which owns Old IAC's other businesses—and the pre-transaction stockholders of Old MTCH (other than Old IAC) owning shares in New Match. This transaction is referred to as the "MTCH Separation".
Spin-off:
On May 25, 2021, IAC completed the previously announced spin-off of its full stake in Vimeo to IAC shareholders. IAC's Vimeo business was separated from the remaining businesses of IAC through a series of transactions (which we refer to as the “Spin-off”). Following the Spin-off, Vimeo, Inc. (formerly Vimeo Holdings, Inc. ("SpinCo")) became an independent, separately traded public company. Therefore, Vimeo is presented as discontinued operations within IAC's consolidated and combined financial statements for all periods prior to May 25, 2021 in accordance with ASC 205, Presentation of Financial Statements.
Company overview
The Company operates Dotdash and Care.com, among many other online businesses, and has majority ownership of Angi Inc. (formerly ANGI Homeservices), which operates HomeAdvisor, Angi (formerly Angie’s List) and Handy.
Angi Inc.
Our Angi Inc. segment includes the North American (United States and Canada) and European businesses and operations of Angi Inc. On September 29, 2017, the Company's HomeAdvisor business and Angie's List Inc. combined under a new publicly traded company called Angi Inc. (the "Combination"). At December 31, 2020, IAC’s economic interest and voting interest in Angi Inc. were 84.3% and 98.2%, respectively.
Angi Inc. connects quality home service professionals across 500 different categories, from repairing and remodeling to cleaning and landscaping, with consumers. Over 240,000 domestic service professionals actively sought consumer matches, completed jobs or advertised work through Angi Inc. platforms and consumers turn to at least one of our brands to find a professional for approximately 32 million projects during the year ended December 31, 2020. Angi Inc. has established category-transforming products with brands such as HomeAdvisor, Angi and Handy.
Angi Inc.'s Handy business is a leading platform in the United States for connecting individuals looking for household services (primarily cleaning and handyman services) with top-quality, pre-screened independent service professionals. Angi Inc. also owns and operates mHelpDesk, a provider of cloud-based field service software for small to mid-size businesses. Prior to its sale on December 31, 2018, Angi Inc. also operated Felix, a pay-per-call advertising service business. In addition to its market-leading U.S. operations, Angi Inc. owns leading home services online marketplaces in France (Travaux), Germany (MyHammer), Netherlands (Werkspot), United Kingdom (MyBuilder Limited or "MyBuilder," which we acquired a controlling interest in on March 24, 2017), Canada (HomeStars Inc. or "HomeStars," which we acquired a controlling interest in on February 8, 2017) and Italy (Instapro), as well as operations in Austria (MyHammer).
Dotdash
Dotdash is a portfolio of digital publishing brands that collectively provide expert information and inspiration in select vertical content categories. Through our brands, Dotdash provides original and engaging digital content in a variety of formats, including articles, illustrations, videos and images.
Search
The Search segment consists of Ask Media Group and the Desktop business. Ask Media Group is a collection of websites providing general search services, and to a lesser extent, content that help users find the information they need. Through the Desktop business, we are a leading provider of global, advertising-driven desktop applications. We own and operate a portfolio of desktop browser applications that provide users with access to a wide variety of online content, tools and services. We provide users who download our desktop browser applications with new tab search services, as well as the option of default browser search services. We distribute our desktop browser applications to consumers free of charge on an opt-in basis directly through direct-to-consumer (primarily Chrome Web Store) and partnership distribution channels.
Emerging & Other
Our Emerging & Other segment primarily includes:
•Mosaic Group, a leading developer and provider of global subscription mobile applications. Mosaic Group has a portfolio of some of the largest and most popular applications including:
◦iTranslate, which develops and distributes some of the world's most downloaded mobile translation applications, enabling users to read, write, speak and learn foreign languages anywhere in the world, acquired in March 2018.
◦TelTech, which develops and distributes unique and innovative mobile communications applications that help protect consumer privacy, acquired in October 2018.
◦Daily Burn, a health and fitness business, which provides streaming fitness and workout videos across a variety of platforms (including mobile, web and other Internet-enabled television platforms).
•Care.com, the leading online destination for families to easily connect with caregivers for their children, aging parents, pets and homes and for a wide variety of caregivers to easily connect with families, which we acquired on February 11, 2020;
•Bluecrew, a technology driven staffing platform exclusively for flexible W-2 work, which we acquired a controlling interest in on February 26, 2018;
•The Daily Beast, a website dedicated to news, commentary, culture and entertainment that publishes original reporting and opinion from its roster of full-time journalists and contributors;
•NurseFly, a platform to efficiently connect healthcare professionals with job opportunities, which we acquired a controlling interest in on June 26, 2019;
•IAC Films, a provider of production and producer services for feature films, primarily for initial sale and distribution through theatrical releases and video-on-demand services in the United States and internationally; and
•For periods prior to their sales:
◦College Humor Media, a provider of digital content, including its subscription only property, Dropout.tv, sold March 16, 2020.
◦CityGrid, an advertising network that integrated local content and advertising for distribution to affiliated and third-party publishers across web and mobile platforms, sold December 31, 2018.
◦Dictionary.com, an online and mobile dictionary and thesaurus service, sold November 13, 2018.
◦Electus, including Notional, a provider of production and producer services for both unscripted and scripted television and digital content, primarily for initial sale and distribution in the United States, sold October 29, 2018.
Discontinued Operations
Discontinued operations in the accompanying financial statements include Vimeo for all periods. The notes accompanying these consolidated and combined financial statements reflect our continuing operations and, unless otherwise noted, exclude information related to Vimeo. See “Note 4—Discontinued Operations” for additional details.